General and administrative expenses - Summary of General And Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel expenses	€ (1,490,674)	€ (49,601)	€ (799)
Consulting fees	(1,042,195)	(990,730)	(333,160)
Professional fees	(943,322)	(495,326)	(62,958)
Accounting, tax and auditing fees	(1,275,842)	(300,841)	(111,852)
Travel expenses	(26,773)	(236,904)	(47,536)
Facilities, communication & office expenses	(551,223)	(167,062)	(84,970)
Other expenses	(168,462)	(85,255)	(26,846)
Total	€ (5,498,491)	€ (2,325,719)	€ (668,121)